Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                            Washington, D.C. 20005
                            (202) 737-8833 (phone)
                             (202) 737-5184 (fax)



                                                      June 5, 2007


VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

  Re: AllianceBernstein International Research Growth Fund, Inc. (File Nos. 333-41375 and 811-08527)



Ladies and Gentlemen:

     On behalf of AllianceBernstein International Research Growth Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on May 31, 2007.

     Please call me at the above-referenced number if you have any questions regarding the attached.

                                                      Sincerely,


                                                      /s/ Michell G. Fishman
                                                      ----------------------
                                                          Michell G. Fishman




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